UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West U.S. Government Mortgage Securities Fund (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Maturity Date as of June 28, 2013

Maturity	Percentage of Fund Investments
1 to 3 Years	1.21%
3 to 5 Years	5.84%
5 to 10 Years	5.07%
10 to 20 Years	22.11%
20 to 30 Years	58.70%
Over 30 Years	1.32%
Short Term Investments	5.75%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/13)	Ending Account Value (6/28/13)	Expenses Paid During Period* (1/01/13 – 6/28/13)

Actual	$1,000.00	$977.80	$2.87

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$2.93

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES
$1,500,000	ACE Securities Corp Mortgage Loan Trust Series 2007-D1, Class A2(a)(b)
	6.34%, 02/25/2038	$1,491,231
	Avis Budget Rental Car Funding AESOP LLC(a)
2,000,000	Series 2012-1A, Class A 2.05%, 08/20/2016	2,031,672
3,000,000	Series 2013-1A, Class A 1.92%, 09/20/2019	2,930,178
1,297,513	Citicorp Residential Mortgage Trust Series 2006-2, Class A6(b)
	5.67%, 09/25/2036	1,272,997
	Cronos Containers Program Ltd(a)
2,775,000	Series 2012-2A, Class A 3.81%, 09/18/2027	2,771,184
983,333	Series 2013-1A, Class A 3.08%, 04/18/2028	956,292
152,794	Federal Home Loan Mortgage Corp Float Series T-34, Class A1V(c)
	0.43%, 07/25/2031	157,393
983,333	Global SC Finance II SRL Series 2013-1A, Class A(a)
	2.98%, 04/17/2028	999,849
2,617,081	HSBC Home Equity Loan Trust USA Float Series 2007-2, Class A3F(b)(c)
	5.81%, 07/20/2036	2,716,815
520,865	Residential Funding Mortgage Securities II Home Loan Trust Guaranteed Series 2006-HI5, Class A3
	5.50%, 08/25/2025	516,081
1,933,333	TAL Advantage V LLC Series 2013-1A, Class A(a)
	2.83%, 02/22/2038	1,854,853

TOTAL ASSET-BACKED SECURITIES — 5.26% (Cost $17,805,919)		$17,698,545

BONDS AND NOTES
Consumer, Cyclical — 1.63%
1,000,000	Air Canada 2013-1 Class A Pass Through Trust(a)
	4.13%, 05/15/2025	1,010,625
2,000,000	Hanesbrands Inc
	6.38%, 12/15/2020	2,132,500
2,435,723	JetBlue Airways 2004-2 G-1 Pass Through Trust(c)
	0.65%, 08/15/2016	2,362,651

		5,505,776

Financial — 4.13%
1,125,350	BGS CTL Pass Through Trust Series 2009(a)(d)
	6.36%, 06/15/2033	1,255,201

Principal Amount		Value

Financial — (continued)
$ 1,825,148	Caledonia Generating LLC(a)
	1.95%, 02/28/2022	$1,809,287
2,000,000	Ford Motor Credit Co LLC
	2.38%, 01/16/2018	1,925,694
2,500,000	Goldman Sachs Group Inc
	5.75%, 10/01/2016	2,780,973
2,000,000	Goodman Funding Pty Ltd(a)
	6.38%, 04/15/2021	2,239,848
1,000,000	Kimco Realty Corp
	3.13%, 06/01/2023	925,206
1,500,000	Nomura Holdings Inc
	5.00%, 03/04/2015	1,583,852
1,443,216	Santa Rosa Leasing LLC
	1.47%, 11/03/2024	1,368,092

		13,888,153

Technology — 1.06%
	Hewlett-Packard Co
2,500,000	2.13%, 09/13/2015	2,530,215
1,000,000	3.30%, 12/09/2016	1,038,048

		3,568,263

TOTAL BONDS AND NOTES — 6.82% (Cost $23,102,442)		$22,962,192

MORTGAGE-BACKED SECURITIES
400,795	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(a)
	3.85%, 01/14/2029	417,755
3,275,254	FDIC Trust Series 2013-R1, Class A(a)
	1.15%, 03/25/2033	3,222,676
	Federal Home Loan Mortgage Corp
5,500,000	3.00%, TBA, 30 year	5,360,781
12,800	9.00%, 12/01/2014	13,010
26,487	9.50%, 06/01/2020	26,617
8,996	11.00%, 06/01/2020	9,057
47,155	11.00%, 07/01/2020	50,368
60,595	11.00%, 08/01/2020	64,794
220,567	5.50%, 04/01/2022	238,810
448,947	4.50%, 03/01/2024	472,884
1,721,310	4.50%, 04/01/2024	1,812,347
957,108	4.50%, 05/01/2024	1,007,728
841,678	4.50%, 12/01/2024	886,193
21,414	9.50%, 04/01/2025	25,200
888,573	4.00%, 03/01/2026	933,508
2,478,693	3.00%, 12/01/2026	2,555,244
4,009,620	3.00%, 12/01/2026	4,124,393
2,189,662	3.00%, 04/01/2027	2,252,340
2,404,621	3.50%, 02/01/2032	2,477,533
143,456	7.50%, 03/01/2032	163,951
171,487	7.00%, 09/01/2032	188,417
599,570	5.50%, 05/01/2033	649,770
416,075	5.50%, 06/01/2033	450,911
448,476	5.50%, 08/01/2033	486,025
909,914	5.50%, 08/01/2033	997,136

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$230,190	5.50%, 01/01/2034	$249,464
654,582	5.50%, 10/01/2034	703,910
662,509	5.00%, 08/01/2035	708,471
438,570	5.00%, 09/01/2035	478,688
1,277,317	5.00%, 09/01/2035	1,365,932
815,316	5.00%, 09/01/2035	871,878
313,091	5.50%, 09/01/2035	338,298
1,733,210	5.00%, 12/01/2035	1,853,452
124,636	5.00%, 01/01/2036	133,283
1,177,911	6.00%, 01/01/2036	1,290,868
938,979	6.00%, 03/01/2036	1,020,527
561,325	6.00%, 07/01/2036	621,052
746,364	6.00%, 11/01/2036	810,602
195,016	5.50%, 05/01/2038	209,506
129,981	6.00%, 05/01/2038	141,482
545,589	5.00%, 06/01/2038	581,662
2,983,243	5.00%, 03/01/2040	3,270,649
1,051,317	4.50%, 04/01/2040	1,107,996
1,858,119	4.50%, 06/01/2040	2,001,624
2,521,828	4.50%, 07/01/2040	2,717,325
1,206,262	4.00%, 02/01/2041	1,255,114
1,025,799	3.50%, 02/01/2042	1,040,483
2,970,285	3.50%, 04/01/2042	3,012,803
3,416,884	3.50%, 06/01/2042	3,465,796
1,718,259	3.50%, 06/01/2042	1,742,856
2,165,517	3.50%, 06/01/2042	2,196,516
5,650,111	3.50%, 08/01/2042	5,735,193
1,694,928	3.50%, 09/01/2042	1,687,575
2,301,994	3.50%, 09/01/2042	2,334,946
2,008,400	3.00%, 11/01/2042	1,960,639
758,167	3.50%, 11/01/2042	769,020
	Federal National Mortgage Association
8,946	6.50%, 07/01/2014	9,101
197,578	6.50%, 02/01/2017	209,317
69,136	6.50%, 02/01/2017	72,838
229,951	6.00%, 03/01/2017	242,051
51,212	5.50%, 01/01/2018	54,273
314,144	5.50%, 04/01/2018	332,918
481,062	5.50%, 04/01/2018	509,777
390,700	5.00%, 05/01/2018	417,260
430,787	5.00%, 05/01/2018	460,097
201,300	5.00%, 05/01/2018	214,967
90,202	5.00%, 06/01/2018	96,282
1,233,772	5.00%, 08/01/2018	1,317,579
252,953	5.00%, 08/01/2018	270,231
47,080	9.50%, 09/01/2020	50,821
16,011	8.50%, 08/01/2021	16,084
1,672,234	3.00%, 08/01/2022	1,746,274
950,322	2.50%, 02/01/2023	976,832
244,570	5.00%, 06/01/2023	262,236
11,819	8.50%, 08/01/2024	13,879
1,177,588	4.00%, 07/01/2025	1,241,210
1,082,494	4.00%, 09/01/2025	1,140,781
936,544	4.00%, 12/01/2025	987,114
1,719,950	3.50%, 01/01/2026	1,792,659
1,065,022	3.50%, 03/01/2026	1,109,799
90,314	8.50%, 11/01/2026	98,291
2,111,048	3.00%, 12/01/2026	2,173,871
993,606	3.00%, 06/01/2027	1,023,993

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$1,431,060	2.50%, 09/01/2027	$1,441,818
2,000,439	2.50%, 09/01/2027	1,999,369
2,642,579	3.00%, 09/01/2027	2,723,449
845,987	2.50%, 10/01/2027	845,533
2,919,525	2.50%, 02/01/2028	2,940,130
783,497	4.50%, 02/01/2030	830,417
127,423	7.00%, 02/01/2031	144,219
167,288	7.00%, 09/01/2031	191,978
467,825	6.50%, 12/01/2031	523,410
161,628	7.00%, 12/01/2031	182,622
89,535	7.00%, 12/01/2031	101,320
1,092,672	6.50%, 01/01/2032	1,235,341
115,913	6.50%, 01/01/2032	131,024
140,753	7.00%, 01/01/2032	158,942
253,842	6.50%, 02/01/2032	286,987
193,263	6.50%, 02/01/2032	216,894
1,021,022	3.50%, 04/01/2032	1,051,652
523,772	6.00%, 02/01/2033	562,382
533,914	6.00%, 03/01/2033	598,743
148,699	5.50%, 07/01/2033	162,744
610,861	5.50%, 07/01/2033	670,760
223,985	5.50%, 07/01/2033	245,141
371,879	5.00%, 09/01/2033	402,303
981,148	5.00%, 09/01/2033	1,061,419
389,596	5.00%, 09/01/2033	421,471
341,134	5.50%, 09/01/2033	373,356
239,780	5.00%, 11/01/2033	259,416
684,757	5.50%, 11/01/2033	760,830
324,076	5.50%, 12/01/2033	354,687
480,552	5.50%, 03/01/2034	526,880
206,747	5.50%, 04/01/2034	226,679
791,154	5.50%, 10/01/2034	867,426
317,470	5.50%, 10/01/2034	348,076
640,550	5.50%, 12/01/2034	702,303
622,458	5.50%, 01/01/2035	681,980
444,423	5.50%, 02/01/2035	487,268
624,194	5.50%, 02/01/2035	684,370
279,531	5.50%, 02/01/2035	305,934
485,405	5.50%, 02/01/2035	532,201
584,657	5.50%, 05/01/2035	634,211
95,630	5.00%, 08/01/2035	102,963
585,474	5.00%, 09/01/2035	633,373
666,157	5.50%, 10/01/2035	730,379
226,664	5.50%, 11/01/2035	247,206
1,180,244	6.00%, 12/01/2035	1,292,422
749,461	5.50%, 01/01/2036	817,382
694,833	6.00%, 01/01/2036	760,875
299,415	6.00%, 02/01/2036	325,821
217,992	5.50%, 03/01/2036	237,747
310,290	6.00%, 03/01/2036	339,782
776,820	5.50%, 04/01/2036	842,507
930,457	5.50%, 04/01/2036	1,014,781
976,401	5.50%, 05/01/2036	1,064,888
708,303	5.50%, 06/01/2036	768,441
232,905	6.00%, 12/01/2036	253,445
523,231	5.50%, 01/01/2037	570,650
444,038	6.00%, 05/01/2037	482,557
539,617	5.00%, 07/01/2037	583,765
1,070,145	5.50%, 06/01/2038	1,160,636
710,451	4.50%, 02/01/2039	752,589

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$2,029,976	4.50%, 04/01/2039	$2,185,019
986,793	5.00%, 04/01/2039	1,082,523
1,546,550	4.50%, 05/01/2039	1,638,328
1,836,087	4.50%, 05/01/2039	2,006,558
862,627	4.50%, 06/01/2039	932,464
3,137,571	4.50%, 06/01/2039	3,387,650
968,487	4.50%, 06/01/2039	1,045,722
2,021,630	4.50%, 08/01/2039	2,138,439
726,098	4.50%, 08/01/2039	783,776
676,835	5.50%, 08/01/2039	735,841
2,451,626	5.00%, 11/01/2039	2,702,587
1,067,260	5.00%, 12/01/2039	1,176,769
521,876	4.50%, 03/01/2040	552,932
1,287,173	5.00%, 06/01/2040	1,413,718
504,075	4.50%, 09/01/2040	541,460
1,293,131	4.50%, 11/01/2040	1,370,084
1,662,468	5.00%, 01/01/2041	1,871,859
1,116,542	4.50%, 02/01/2041	1,206,223
360,297	4.00%, 03/01/2041	379,245
773,280	4.50%, 03/01/2041	830,652
673,844	4.50%, 03/01/2041	723,627
1,699,525	4.50%, 04/01/2041	1,812,435
1,512,962	4.50%, 06/01/2041	1,624,090
1,488,474	4.00%, 09/01/2041	1,557,818
1,521,335	4.50%, 09/01/2041	1,633,739
1,748,970	4.50%, 10/01/2041	1,878,640
2,498,909	4.00%, 12/01/2041	2,618,338
713,618	4.00%, 12/01/2041	744,465
2,233,618	4.00%, 12/01/2041	2,330,168
3,406,632	4.50%, 01/01/2042	3,672,573
1,569,647	3.50%, 06/01/2042	1,596,499
932,566	3.50%, 07/01/2042	948,546
668,305	3.00%, 09/01/2042	653,891
2,870,364	3.00%, 10/01/2042	2,808,458
1,951,145	3.50%, 10/01/2042	1,983,345
1,661,285	3.50%, 10/01/2042	1,688,701
2,357,042	3.50%, 10/01/2042	2,395,941
1,882,798	3.50%, 10/01/2042	1,913,870
2,642,500	3.50%, 11/01/2042	2,686,109
3,893,969	3.00%, 12/01/2042	3,809,986
2,953,350	3.00%, 02/01/2043	2,889,624
994,167	3.00%, 02/01/2043	955,367
1,912,702	3.50%, 02/01/2043	1,944,268
730,786	3.00%, 03/01/2043	709,235
2,200,000	3.00%, 07/01/2043	2,135,031
	Government National Mortgage Association
7	7.50%, 10/15/2013	7
7,870	9.00%, 07/15/2018	7,913
4,008	9.50%, 05/20/2022	4,031
8,080	8.00%, 11/20/2023	9,234
1,323,435	3.50%, 11/20/2026	1,389,849
1,536,559	3.50%, 01/15/2027	1,614,635
6,744	7.50%, 10/20/2028	8,340
4,734	7.50%, 12/20/2028	5,403
1,965,609	5.00%, 06/15/2033	2,141,004
581,720	5.00%, 10/20/2033	637,277
1,106,790	6.00%, 12/20/2033	1,283,263
514,986	5.00%, 02/20/2034	564,275
518,783	5.50%, 11/20/2034	572,515

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 278,235	5.50%, 02/20/2035	$307,085
387,704	5.50%, 04/20/2035	427,779
469,876	5.00%, 12/20/2035	515,015
301,690	5.50%, 05/20/2039	331,449
8,636,636	4.00%, 05/20/2040	9,095,976
4,638,795	4.00%, 12/15/2040	4,915,268
3,227,830	4.00%, 01/15/2041	3,407,789
4,136,722	4.50%, 02/20/2041	4,513,746
3,418,872	4.00%, 03/20/2041	3,599,020
1,164,211	4.00%, 05/20/2041	1,227,878
6,609,286	4.00%, 07/20/2041	6,971,349
2,459,288	4.00%, 08/15/2041	2,582,365
1,901,479	3.50%, 02/15/2042	1,964,341
1,843,476	3.50%, 08/15/2042	1,894,871
934,414	3.50%, 11/20/2042	934,164
1,992,193	3.00%, 04/20/2043	1,933,453
1,750,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A2(a)
	3.34%, 07/15/2046	1,838,851
500,000	JPMorgan Chase Commercial Mortgage Securities Corp Adjusted Series 2005-LDP5, Class AM(c)
	5.41%, 12/15/2044	540,374
190,584	Sequoia Mortgage Trust Series 2011-1, Class A1
	4.13%, 02/25/2041	190,597
	Vendee Mortgage Trust
	Series 1993-3, Class 1
961,135	5.66%, 09/15/2023(c)	1,074,369
	Series 1996-3, Class 1Z
1,983,373	6.75%, 09/15/2026	2,266,623
	Series 2011-2, Class V
1,846,298	3.75%, 02/15/2028	1,946,257
	Series 2003-1, Class G
1,162,099	5.75%, 03/15/2030	1,191,076
	Series 2002-1, Class 1A
985,828	6.00%, 10/15/2031	1,116,759
	Series 2008-1, Class GD
3,351,576	5.25%, 01/15/2032	3,783,511

TOTAL MORTGAGE-BACKED SECURITIES — 81.35% (Cost $270,758,934)		$273,767,811

U.S. GOVERNMENT AGENCY BONDS AND NOTES
1,300,000	Federal Home Loan Bank(e)
	5.00%, 11/17/2017	1,492,503

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.44% (Cost $1,424,752)		$1,492,503

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,300,000	0.88%, 12/31/2016	3,297,937
2,500,000	0.63%, 09/30/2017	2,444,335
1,000,000	1.38%, 09/30/2018	995,625

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

U.S. Treasury Bonds and Notes — (continued)
$ 500,000	3.38%, 11/15/2019	$550,156
700,000	2.63%, 08/15/2020	731,500
1,500,000	6.88%, 08/15/2025(e)	2,147,813
400,000	5.38%, 02/15/2031	521,062
1,000,000	4.50%, 02/15/2036	1,190,781

TOTAL U.S. TREASURY BONDS AND NOTES — 3.53% (Cost $12,092,557)		$11,879,209

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 4.26%
11,305,000	Repurchase agreement (principal amount/value $11,305,000 with a maturity value of $11,305,104) with Merrill Lynch, Pierce, Fenner & Smith, 0.11%, dated 6/28/13, to be repurchased at $11,305,104 on 7/1/13, collateralized by a Government National Mortgage Association Security, 3.00%, 11/15/42, with a value of $11,531,101.	11,305,000

151,012	Undivided interest of 1.18% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $151,012 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of 13,107,777. (f)	151,012

717,309	Undivided interest of 1.46% in a repurchase agreement (principal amount/value $49,430,686 with a maturity value of $49,431,304) with Morgan Stanley & Co LLC, 0.15%, dated 6/28/13 to be repurchased at $717,309 on 7/1/13 collateralized by Federal National Mortgage Association Securities, 2.19% - 5.00%, 6/1/18 - 4/1/43, with a value of 50,419,300. (f)	717,309

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$717,309	Undivided interest of 2.62% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,443,680) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $717,309 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of 27,992,227. (f)	$717,309

717,310	Undivided interest of 2.93% in a repurchase agreement (principal amount/value $24,685,458 with a maturity value of $24,685,746) with RBC Capital Markets Corp, 0.14%, dated 6/28/13 to be repurchased at $717,310 on 7/1/13 collateralized by various U.S. Government Agency Securities, 3.50% - 4.00%, 1/1/42 - 12/1/42, with a value of 25,179,167. (f)	717,310

717,310	Undivided interest of 5.31% in a repurchase agreement (principal amount/value $13,640,222 with a maturity value of $13,640,347) with HSBC Securities (USA) Inc, 0.11%, dated 6/28/13 to be repurchased at $717,310 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 7/15/13 - 7/15/32, with a value of 13,913,096. (f)	717,310

TOTAL SHORT TERM INVESTMENTS — 4.26% (Cost $14,325,250)		$14,325,250

TOTAL INVESTMENTS — 101.66% (Cost $339,509,854)		$342,125,510

OTHER ASSETS & LIABILITIES, NET — (1.66)%		$(5,572,631)

TOTAL NET ASSETS — 100.00%		$336,552,879

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

(a)	Restricted security; at June 28, 2013, the aggregate cost and fair value of restricted securities was $24,982,951 and $24,829,502, respectively, representing 7.38% of net assets.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 28, 2013. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.
(d)	Illiquid security; at June 28, 2013, the aggregate cost and fair value of illiquid securities was $1,125,350 and $1,255,201, respectively, representing 0.37% of net assets.
(e)	A portion or all of the security is on loan at June 28, 2013.
(f)	Collateral received for securities on loan.
TBA	To Be Announced.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West U.S. Government Mortgage Securities Fund

ASSETS:
Investments in securities, fair value (including $2,959,522 of securities on loan)(a)	$327,800,260
Reverse repurchase agreements, fair value(b)	14,325,250
Interest receivable	1,124,646
Subscriptions receivable	296,309
Receivable for investments sold	8,724,210

Total Assets	352,270,675

LIABILITIES:
Payable to investment adviser	165,713
Payable for TBA commitments	5,488,956
Payable upon return of securities loaned	3,020,250
Redemptions payable	256,222
Payable for investments purchased	6,620,475
Payable to custodian	166,180

Total Liabilities	15,717,796

NET ASSETS	$336,552,879

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,822,703
Paid-in capital in excess of par	330,655,631
Net unrealized appreciation on investments	2,615,656
Undistributed net investment income	307,949
Accumulated net realized gain on investments	150,940

TOTAL NET ASSETS	$336,552,879

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	28,227,025

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$11.92

(a) Cost of investments	$325,184,604
(b) Cost of reverse repurchase agreements	$14,325,250

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West U.S. Government Mortgage Securities Fund

INVESTMENT INCOME:
Interest	$5,312,062
Income from securities lending	116

Total Income	5,312,178

EXPENSES:
Management fees	1,154,071

Total Expenses	1,154,071

NET INVESTMENT INCOME	4,158,107

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(76,120)
Net change in unrealized depreciation on investments	(12,208,906)

Net Realized and Unrealized Loss on Investments	(12,285,026)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,126,919)

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West U.S. Government Mortgage Securities Fund

OPERATIONS:
Net investment income	$4,158,107	$10,400,867
Net realized gain (loss) on investments	(76,120)	4,806,153
Net change in unrealized depreciation on investments	(12,208,906)	(2,884,031)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,126,919)	12,322,989

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,850,158)	(11,791,621)
From net realized gains	–	(3,800,875)

Total Distributions	(3,850,158)	(15,592,496)

CAPITAL SHARE TRANSACTIONS:
Shares sold	60,812,898	140,059,104
Shares issued in reinvestment of distributions	3,850,158	15,592,497
Shares redeemed	(112,677,207)	(131,896,084)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(48,014,151)	23,755,517

Total Increase (Decrease) in Net Assets	(59,991,228)	20,486,010

NET ASSETS:
Beginning of period	396,544,107	376,058,097

End of period (a)	$336,552,879	$396,544,107

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	4,965,867	11,196,912
Shares issued in reinvestment of distributions	319,718	1,258,543
Shares redeemed	(9,256,631)	(10,549,276)

Net Increase (Decrease)	(3,971,046)	1,906,179

(a) Including undistributed net investment income:	$307,949	$0

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West U.S. Government Mortgage Securities Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$12.32		$12.41		$12.20	$12.14	$12.03	$11.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.34	(a)	0.42	0.46	0.50	0.54
Net realized and unrealized gain (loss)	(0.40)		0.07		0.26	0.22	0.21	0.21

Total From Investment Operations	(0.27)		0.41		0.68	0.68	0.71	0.75

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.38)		(0.42)	(0.46)	(0.50)	(0.54)
From net realized gains	–		(0.12)		(0.05)	(0.16)	(0.10)	–

Total Distributions	(0.13)		(0.50)		(0.47)	(0.62)	(0.60)	(0.54)

NET ASSET VALUE, END OF PERIOD	$11.92		$12.32		$12.41	$12.20	$12.14	$12.03

TOTAL RETURN(b)	(2.22%)	(c)	3.22%		5.72%	5.58%	6.01%	6.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$336,553		$396,544		$376,058	$397,211	$392,691	$374,814
Ratio of expenses to average net assets	0.60%	(d)	0.60%		0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.16%	(d)	2.68%		3.33%	3.67%	4.20%	4.53%
Portfolio turnover rate	28%	(c)	60%		62%	62%	54%	30%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Notes to Financial Statements

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Semi-Annual Report - June 28, 2013

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S.Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Semi-Annual Report - June 28, 2013

The Great-West Funds enter into transactions with several approved counterparties. These transactions and agreements include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at June 28, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Investments (Assets):	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount

Reverse Repurchase Agreements	$ 11,305,000	$ -	$ 11,305,000	$ (11,305,000)	$ -	$ 0

Total Investments	$ 11,305,000	$ 0	$ 11,305,000	$ (11,305,000)	$ 0	$ 0

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ Policy and Procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

To Be Announced Transactions

The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA’s are included in investments in securities, fair value on the Statement of Assets and Liabilities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Semi-Annual Report - June 28, 2013

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

3.   PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $20,925,320 and $3,620,620, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $85,038,098 and $138,518,334, respectively.

4.   UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $339,509,854. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $7,485,844 and gross depreciation of securities in which there was an excess of tax cost over value of $4,870,188 resulting in net appreciation of $2,615,656.

Semi-Annual Report - June 28, 2013

5.   SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $2,959,522 and received collateral of $3,020,250 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2012, the Fund was in the second, third, second and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that, although the Fund underperformed its benchmark index for the annualized, three-, five- and ten-year periods ended December 31, 2012, the Fund outperformed its benchmark index for the one-year annualized period. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fees of its peer group. However, the Board considered that the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the average and median management fee less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median of its peer group and peer universe.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund .

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013